BORROWINGS	6 Months Ended
Jun. 30, 2020
Borrowings [abstract]
BORROWINGS
NOTE 16 - BORROWINGS
16.1 Analysis by nature

(in millions of Euros)	At June 30, 2020								At December 31, 2019
	Nominal Value in Currency		Nominal rate	Effective rate	Nominal Value In Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2022)		$—	Floating	3.43%	—	—	—	—	127
Secured U.S. DDTL (due 2022) (A)		$—	Floating	—	—	—	—	—	—
Secured French Loan (due 2025) (B)		€180	Floating	2.50%	180	—	—	180	—
Secured Inventory Based Facility (due 2021)	—		Floating	—	—	—	—	—	—
Senior Unsecured Notes
Constellium SE (Issued May 2014, due 2024)		$400	5.75%	6.26%	357	(3)	3	357	355
Constellium SE (Issued May 2014, due 2021)		€—	4.63%	5.16%	—	—	—	—	200
Constellium SE (Issued February 2017, due 2025)		$650	6.63%	7.13%	580	(9)	13	584	582
Constellium SE (Issued November 2017, due 2026)		$500	5.88%	6.26%	447	(6)	10	451	449
Constellium SE (Issued November 2017, due 2026)		€400	4.25%	4.57%	400	(5)	6	401	400
Constellium SE (Issued June 2020, due 2028) (C)		$325	5.63%	6.05%	290	(6)	—	284	—
Unsecured Revolving Credit Facility (due 2021) (D)	—		Floating	—	—	—	—	—	—
Unsecured Credit facility Switzerland (due 2025) (E)	CHF	20	1.18%	1.18%	18	—	—	18	—
Lease liabilities					190	—	1	191	188
Other loans (F)					68	—	2	70	60
Total Borrowings					2,530	(29)	35	2,536	2,361
Of which non-current								2,434	2,160
Of which current								102	201
Constellium SE Senior Notes are guaranteed by certain subsidiaries.

(A)
On April 24, 2020, Constellium Muscle Shoals, Constellium Rolled Product Ravenswood, LLC and Constellium Bowling Green amended the Pan-U.S. ABL to include a delay-draw term loan (the “U.S. DDTL”) of $166 million.

(B)
On May 13, 2020, one of our French entities entered into a term facility agreement with a syndicate of banks (the “French Loan”), 80% guaranteed by the French State. The French Loan established a fully committed term loan for an aggregate amount up to €180 million, of which €30 million was provided by Bpifrance Financement, a related party. The French Loan will mature no earlier than May 20, 2021, and the Company has the option to extend it for up to five years.

(C)
On June 30, 2020, Constellium SE issued $325 million principal amount of the 5.625% Senior Notes due 2028. Deferred arrangement fees amounted to €6 million on the issuance date. A portion of the net proceeds from the issuance were used to repurchase the remaining €200 million of the 4.625% Constellium SE Senior Unsecured Notes issued in May 2014, due 2021.

(D)	The Unsecured Revolving Credit Facility has a €5 million borrowing base and is provided by Bpifrance Financement, a related party.

(E)
On May 22, 2020, Constellium Valais entered into an uncommitted revolving credit facility for an amount of CHF 20 million, 85% guaranteed by the Swiss state. This facility may be terminated by either party at any time.

(F)	Other loans include €38 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
16.2 Movements in borrowings

(in millions of Euros)	Six months ended June 30, 2020	Year ended December 31,2019
At December 31, prior year	2,361	2,151
IFRS 16 application	—	102
At January 1	2,361	2,253
Cash flows
Proceeds from issuance of Senior Notes (A)	290	—
Repayment of Senior Notes (B)	(200)	(100)
Proceeds from French loan	180	—
Proceeds from Swiss credit facility	18	—
(Repayments) / proceeds from U.S. revolving credit facility and other loans	(124)	109
Payment of deferred financing costs	(6)	—
Lease repayments	(17)	(86)
Non-cash changes
Borrowings assumed through business combination	—	75
Movement in interests accrued or capitalized	(1)	1
New leases and other loans	25	75
Deferred arrangement fees and other	3	5
Effects of changes in foreign exchange rates	7	29
At the end of the period	2,536	2,361

(A)	The proceeds from the Senior Notes issued on June 30, 2020 were €290 million, converted at the issuance date exchange rate of EUR/USD=1.1198.

(B)
On June 30, 2020, the remaining €200 million of the 4.625% Senior Notes due 2021 were redeemed. On August 8, 2019, €100 million of the €300 million outstanding aggregate principal amount of the 4.625% Senior Notes due 2021 were redeemed.

16.3 Currency concentration
The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At June 30, 2020	At December 31, 2019
U.S. Dollar	1,757	1,597
Euro	741	746
Other currencies	38	18
Total borrowings	2,536	2,361

Covenants
The Group was in compliance with all applicable debt covenants at June 30, 2020 and December 31, 2019, and for the six months ended June 30, 2020 and the year ended December 31, 2019.
Constellium SE Senior Notes
The indentures for our outstanding Senior Notes contain customary terms and conditions, including amongst other things, limitations on incurring or guaranteeing additional indebtedness, on paying dividends, on making other restricted payments, on creating restrictions on dividends and other payments to us from certain of our subsidiaries, on incurring certain liens, on selling assets and subsidiary stock, and on merging.
Pan-U.S. ABL Facility
This facility contains a fixed charge coverage ratio covenant and an EBITDA contribution ratio covenant along with customary affirmative and negative covenants. Evaluation of compliance with the maintenance covenants is only required if the excess availability falls below 10% of the aggregate revolving loan commitment.
French Loan
The French loan contains financial covenants that provide that, on semi-annual testing dates beginning June 30, 2021: (i) the net debt leverage shall not exceed a specified ratio and (ii) the interest cover ratio is at least equal to a specified ratio.
The French loan also contains customary terms and conditions, including, among other things, negative covenants, limitation on incurring debt, selling assets, certain corporate transactions and reorganizations, making loans and advances and entering into certain derivative transactions.